Income Taxes - Loss before income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Loss before income tax	¥ (325,580)	$ (49,898)	¥ (193,083)	¥ (254,639)
PRC
Loss before income tax	(132,781)	(20,350)	(143,869)	(130,617)
Non-PRC
Loss before income tax	¥ (192,799)	$ (29,548)	¥ (49,214)	¥ (124,022)